SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

Stock based compensation:

During the six-month period ended June 30, 2016, the Company's Board of Directors granted 313,000 options to purchase ordinary shares of the Company to employees, directors and non-employees. The exercise prices for such options range from $ 4.69 to $ 6.46 per share, with vesting to occur in up to 4 years.

The following table presents the assumptions used to estimate the fair values of the options granted in the periods presented:

	Six months ended June 30,
	2016	2015
	Unaudited

Volatility	50%-52%	51%-60%
Risk-free interest rate	1.10%-1.30%	1.43%-1.77%
Dividend yield	0%	0%
Expected life (years)	4.8-5.9	4.8-6.0

Weighted average fair value of options granted during the six-month period ended June 30, 2016 and 2015 were $ 3.17 and $ 3.38, respectively.

During the six-month period ended June 30, 2016 and 2015, the Company recorded share based compensation in a total amount of $ 1,367 and $ 1,713, respectively.

As of June 30, 2016, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,754, which is expected to be recognized over a weighted average period of approximately 2.64 years.